Acquisitions/Dispositions (Details Narrative) - USD ($)			6 Months Ended			12 Months Ended
	Dec. 24, 2015	Nov. 13, 2013	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Jul. 29, 2016	Dec. 04, 2015	Oct. 19, 2015	Dec. 31, 2013
Proceeds from issuance of convertible secured promissory note			$ 1,900,000			$ 5,900,000
Contingent earn-out liability			27,300
Earn out payments amount payable in shares of common astock			193,000			307,000					$ 514,000
Conversion of promissory notes into common stock			$ 1,914,000	$ 1,781,000		$ 3,842,000	$ 1,394,000
Preferred stock, par or stated value per share			$ 0.01			$ 0.01	$ 0.01
E-N-G Mobile Systems, Inc [Member]
Original purchase price of acquisition in cash						$ 750,000
Proceeds from issuance of convertible secured promissory note						150,000
Contingent earn-out liability			$ 17,924			123,000
Earn out final payments of assets net								$ 21,131
Contingent earn-out consideration amount						912,000
Earn out payments amount payable in shares of common astock						111,000
Conversion of promissory notes into common stock						50,000
Fair value of contingent consideration						123,000
E-N-G Mobile Systems, Inc [Member] | Sales Revenue, Net [Member]
Percentage of revenue actually recognized	5.00%
E-N-G Mobile Systems, Inc [Member] | Seller [Member]
Original purchase price of acquisition in cash	$ 750,000
Proceeds from issuance of convertible secured promissory note	$ 150,000
Thermomedics, Inc [Member]
Original purchase price of acquisition in cash			175,000			175,000
Contingent earn-out liability			184,000			184,000
Earn out payments amount payable in shares of common astock			484,000			484,000
Fair value of contingent consideration			184,000			184,000
Thermomedics, Inc [Member] | Series J Preferred Stock [Member]
Original purchase price of acquisition in cash			125,000
Earn out payments amount payable in shares of common astock						125,000
Percentage of option to redeem shares of preferred stock									100.00%
Preferred stock, par or stated value per share									$ 1,000
Percentage of arithmetic average of VWAP of common stock									100.00%
Thermomedics, Inc [Member] | 2016 [Member]
Contingent earn-out consideration amount			750,000			750,000
Thermomedics, Inc [Member] | 2017 [Member]
Contingent earn-out consideration amount			750,000			750,000
Thermomedics, Inc [Member] | December 31, 2016 [Member]
Earn out payments amount payable in shares of common astock			$ 187,000			$ 187,000
Percentage of earn out payments in cash			25.00%			25.00%
Percentage of earn out payments in shares			75.00%			75.00%
Number of shares issued during the period			563			563
Thermomedics, Inc [Member] | December 31, 2017 [Member]
Earn out payments amount payable in shares of common astock			$ 187,000			$ 187,000
Percentage of earn out payments in cash			25.00%			25.00%
Percentage of earn out payments in shares			75.00%			75.00%
Number of shares issued during the period			563			563
Thermomedics, Inc and E-N-G Mobile Systems, Inc [Member]
Contingent earn-out liability			$ 193,000			$ 307,000
VeriTeQ Acquisition Corporation [Member]
Number of shares issued during the period		300,000
Debt original amount				852,000	$ 728,827	728,827
Debt principal amount			$ 781,635			$ 222,115	$ 200,000
Other income				$ 319,000
Indebtedness										$ 2,100,000
Sale of stock price per share		$ 2.84